Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 4,035,578	$ 5,525,094	$ 5,856,242
Contracts and grants receivable	733,565	794,767	867,086
Prepaid expenses	243,538	$ 172,928	135,391
Taxes receivable			750,356
Total current assets	5,012,681	$ 6,492,789	7,609,075
Office furniture and equipment, net	52,919	51,510	23,868
Intangible assets, net	300,589	409,949	632,512
Total assets	5,366,189	6,954,248	8,265,455
Current liabilities:
Accounts payable	2,636,447	3,003,545	1,520,290
Warrant liability	6,201,555	3,789,562	8,281,247
Accrued compensation	48,087	315,030	233,739
Total current liabilities	$ 8,886,089	$ 7,108,137	$ 10,035,276
Commitments and contingencies
Shareholders' deficiency:
Preferred stock: 350,000 shares authorized: none issued or outstanding
Common stock, $.001 par value; 50,000,000 shares authorized; 26,374,833 shares , 23,936,568 shares and 19,626,439 shares issued and outstanding at June 30, 2015, December 31, 2014 and December 31, 2013, respectively	$ 26,375	$ 23,937	$ 19,626
Additional paid-in capital	144,047,090	138,868,523	130,549,930
Accumulated deficit	(147,593,365)	(139,046,349)	(132,339,377)
Total shareholders' deficiency	(3,519,900)	(153,889)	(1,769,821)
Total liabilities and shareholders' deficiency	$ 5,366,189	$ 6,954,248	$ 8,265,455